Income Tax (Details) - Schedule of net deferred tax assets liability - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets (liability)
Organizational costs/Startup expenses	$ 195,311	$ 53,826
Accrued interest - Trust	(119,186)
Federal Net Operating loss		41,721
Total deferred tax assets	76,125	95,547
Valuation allowance	(195,311)	(95,547)
Deferred tax liability, net of allowance	$ (119,186)